Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Taxes Other Than Income Taxes
9	TAXES OTHER THAN INCOME TAXES

	2022	2021	2020
	RMB	RMB	RMB
Consumption tax	159,132	161,623	145,525
Resource tax	32,991	23,723	18,468
City maintenance and construction tax	17,003	16,078	13,647
Educational surcharge	12,436	11,660	9,882
Crude oil special gain levy	43,768	4,655	178
Urban and township land use tax	3,702	3,572	3,588
Other s	9,023	6,692	4,562

	278,055	228,003	195,850